Current and deferred tax - Summary of Movement on Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liabilities [Line Items]
Charged/(Credited) to profit and loss	$ 5,080	$ 10,211
Deferred tax liabilities [Member]
Reconciliation of changes in deferred tax liabilities [Line Items]
Balance Beginning	2,045	731
Acquisition of subsidiaries		1,548
Charged/(Credited) to profit and loss	419	(234)
Balance Ending	2,464	2,045
Deferred tax liabilities [Member] | Goodwill [member]
Reconciliation of changes in deferred tax liabilities [Line Items]
Balance Beginning	283	187
Acquisition of subsidiaries		0
Charged/(Credited) to profit and loss	544	96
Balance Ending	827	283
Deferred tax liabilities [Member] | Customer relationship [Member]
Reconciliation of changes in deferred tax liabilities [Line Items]
Balance Beginning	1,464	325
Acquisition of subsidiaries		1,424
Charged/(Credited) to profit and loss	(218)	(285)
Balance Ending	1,246	1,464
Deferred tax liabilities [Member] | Intellectual property [member]
Reconciliation of changes in deferred tax liabilities [Line Items]
Balance Beginning	223	219
Acquisition of subsidiaries		65
Charged/(Credited) to profit and loss	(60)	(61)
Balance Ending	163	223
Deferred tax liabilities [Member] | Others [Member]
Reconciliation of changes in deferred tax liabilities [Line Items]
Balance Beginning	75	0
Acquisition of subsidiaries		59
Charged/(Credited) to profit and loss	153	16
Balance Ending	$ 228	$ 75